Expense Example (USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	$ 97
3 YEAR,	198
5 YEAR,	308
10 YEAR,	629
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	127
3 YEAR,	184
5 YEAR,	247
10 YEAR,	433
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	148
3 YEAR,	251
5 YEAR,	363
10 YEAR,	692
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	84
3 YEAR,	156
5 YEAR,	236
10 YEAR,	469
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	81
3 YEAR,	147
5 YEAR,	219
10 YEAR,	$ 432